INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVESTMENTS
Short-term investments	¥ 9,450,244	$ 1,351,367	¥ 6,639,389
Long-term investments	1,898,178	$ 271,436	1,914,530
Wealth management products
INVESTMENTS
Short-term investments	9,095,836		4,640,283
Long-term investments	50,027		100,778
Fixed rate notes
INVESTMENTS
Short-term investments	354,408		1,997,243
Long-term investments	1,655,884		1,607,361
Listed equity securities
INVESTMENTS
Short-term investments			1,863
Unlisted equity securities
INVESTMENTS
Long-term investments	¥ 192,267		¥ 206,391